Segment Reporting - Summary of Segment Reporting (Detail) HLS in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) HLS	Dec. 31, 2021 USD ($) HLS		Dec. 31, 2020 USD ($) HLS
Disclosure of operating segments [line items]
Revenue	$ 57,786	$ 54,304	[1]	$ 46,881	[1]
Profit from operations	14,517	13,824	[1]	9,620	[1]
Net finance income/(cost)	(4,148)	(5,609)	[1]	(7,697)	[1]
Exceptional share of results of associates	(1,143)
Income tax expense	(1,928)	(2,350)	[1]	(1,932)	[1]
Profit from continuing operations	7,597	6,114	[1]	147	[1]
Profit from discontinued operations	0	0	[1]	2,055	[1]
Profit	7,597	6,114	[1]	$ 2,202	[1]
Segment assets (non-current)	$ 189,757	$ 193,678
AB InBev Worldwide [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	595	582		531
Revenue	$ 57,786	$ 54,304		$ 46,881
Profit from operations	14,517	13,824		9,620
Net finance income/(cost)	(4,148)	(5,609)		(7,697)
Share of results of associates	299	248		156
Exceptional share of results of associates	(1,143)
Income tax expense	(1,928)	(2,350)		(1,932)
Profit from continuing operations	7,597	6,114		147
Profit from discontinued operations	0	0		2,055
Profit	7,597	6,114		2,202
Segment assets (non-current)	189,757	193,678		199,891
Gross capex	$ 5,160	$ 5,640		$ 3,781
FTE	166,632	169,339		163,695
AB InBev Worldwide [member] | North America [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	103	107		107
Revenue	$ 16,566	$ 16,257		$ 15,622
Profit from operations	5,220	5,110		5,147
Segment assets (non-current)	63,379	63,722		63,765
Gross capex	$ 695	$ 868		$ 646
FTE	20,040	19,691		20,281
AB InBev Worldwide [member] | Middle America [Member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	148	141		121
Revenue	$ 14,180	$ 12,541		$ 10,032
Profit from operations	5,219	4,888		3,885
Segment assets (non-current)	66,262	67,516		72,331
Gross capex	$ 1,319	$ 1,307		$ 829
FTE	52,355	51,969		48,751
AB InBev Worldwide [member] | South America [Member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	164	157		144
Revenue	$ 11,599	$ 9,494		$ 8,092
Profit from operations	2,620	2,305		2,350
Segment assets (non-current)	14,297	12,917		12,348
Gross capex	$ 1,001	$ 1,154		$ 727
FTE	42,028	42,209		40,630
AB InBev Worldwide [member] | EMEA [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	91	87		76
Revenue	$ 8,120	$ 8,032		$ 6,835
Profit from operations	1,478	1,472		(1,722)
Segment assets (non-current)	30,918	34,098		35,578
Gross capex	$ 1,011	$ 1,051		$ 768
FTE	21,306	22,215		22,357
AB InBev Worldwide [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	89	88		82
Revenue	$ 6,532	$ 6,848		$ 5,648
Profit from operations	1,431	1,569		1,062
Segment assets (non-current)	12,397	13,453		13,845
Gross capex	$ 496	$ 605		$ 508
FTE	24,331	26,095		26,510
AB InBev Worldwide [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	1	2		1
Revenue	$ 790	$ 1,133		$ 652
Profit from operations	(1,451)	(1,520)		(1,103)
Segment assets (non-current)	2,505	1,973		2,024
Gross capex	$ 638	$ 655		$ 303
FTE	6,572	7,160		5,166

[1]	Amended to conform to 2022 presentation.